EQUITY INVESTMENTS - Narrative (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024
Equity Investments
Impairment of equity investment (Note 10)		$ 0	$ 0	$ 2,100
Equity Investments (Note 10)		11,358	10,636
Difference between the carrying value of the investment and the underlying equity in the net assets		834	769
Coastal GasLink
Equity Investments
Additional aggregate cost					$ 199
Impairment losses pre tax	$ 5,148
Impairment charges after tax	$ 4,586
Coastal GasLink | LNG Canada
Equity Investments
Proceeds from incentive fees				$ 200
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Equity Investments (Note 10)		$ 896	$ 1,006